Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of estimated useful lives

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	Shorter of remaining lease term or 5 years
Other	3-5 years

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Schedule of property and equipment, net

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Shop machinery and equipment	$9,481,183	$8,100,667
Computers and electronics	579,875	558,561
Office furniture and fixtures	348,911	341,214
Leasehold improvements	274,313	222,332
	10,684,282	9,222,774
Less - accumulated depreciation	(8,451,193)	(7,764,668)
	$2,233,089	$1,458,106

(Amounts in US$'s)	December 31, 2019
Shop machinery and equipment	$8,100,667
Computers and electronics	558,561
Office furniture and fixtures	341,214
Leasehold improvements	222,332
9,222,774
Less - accumulated depreciation	(7,764,668)
$1,458,106